Organization and Principal Activities - Schedule of Subsidiaries (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
VCI Global Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	29.04.2020
Percentage of effective ownership	100.00%	100.00%	100.00%
Place of incorporation	British Virgin Island
Principal activities	Holding company.
V Capital Kronos Berhad [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	01.09.2020
Percentage of effective ownership	100.00%	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Holding company.
AB Management and Consultancy Services Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	04.05.2020
Percentage of effective ownership	93.34%	93.34%	93.34%
Place of incorporation	Malaysia
Principal activities	Holding company.
Elmu Education Group Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	03.12.2020
Percentage of effective ownership	20.00%	20.00%
Place of incorporation	Malaysia
Principal activities	Education and training services.
Elmu Higher Education Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	24.05.2021
Percentage of effective ownership	20.00%	20.00%
Place of incorporation	Malaysia
Principal activities	Education and training services and holding company
V Capital Real Estate Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	05.07.2021
Percentage of effective ownership	30.00%	30.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Provision of real estate management consultancy services.
VCI Energy Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	12.11.2021
Percentage of effective ownership	30.00%	30.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Dormant.
V Galactech Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	12.01.2022
Percentage of effective ownership	100.00%	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Provision of information technology development.
V Capital Real Estate Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	08.02.2024
Percentage of effective ownership	30.00%	30.00%	100.00%
Place of incorporation	British Virgin Island
Principal activities	Holding company
V Gallant Limited (formerly known as VC AI Limited) [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	19.08.2024
Percentage of effective ownership	100.00%	100.00%	100.00%
Place of incorporation	British Virgin Island
Principal activities	Holding company.
VC AI Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	16.12.2024
Percentage of effective ownership	100.00%	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Holding company
V Gallant Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	18.09.2024
Percentage of effective ownership	100.00%	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Trading of high-performance servers, information technology hardware
RoboDAX Limited (formerly known as Smart Bridge Technologies Limited) [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	13.05.2024
Percentage of effective ownership	100.00%	100.00%	100.00%
Place of incorporation	British Virgin Island
Principal activities	Holding company
Smart Bridge Technologies Sdn Bhd [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	22.10.2025
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Malaysia
Principal activities	Technology solution consultancy
VCI Global (Singapore) Pte. Ltd. [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	10.03.2025
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Singapore
Principal activities	Management consultancy services
AiSecure Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	09.01.2025
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	British Virgin Island
Principal activities	Dormant
VCI Energy Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	05.02.2025
Percentage of effective ownership	30.00%	30.00%
Place of incorporation	British Virgin Island
Principal activities	Holding company
VCI (HK) Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	04.12.2025
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Hong Kong
Principal activities	Management consultancy services
VCI Robotics Limited [Member]
Schedule of Subsidiaries [Line Items]
Date of incorporation	02.02.2026
Percentage of effective ownership	100.00%
Place of incorporation	British Virgin Island
Principal activities	Provision of information technology development.